Acquisition (Notes)	12 Months Ended
Dec. 31, 2014
Acquisition [Abstract]
Business Combination Disclosure [Text Block]
Acquisition
In January 2014, the Company acquired a manufacturing facility in Shreveport, Louisiana, which increased the Company’s capacity to provide resin coated proppants to its customers in this region, which has a high concentration of shale and natural gas wells. The allocation of the consideration exchanged was based upon a valuation of the acquired company’s net identifiable assets and liabilities as of the transaction date. The allocation of fair value to the assets acquired and liabilities assumed at the date of acquisition resulted in $5 allocated to working capital, $18 allocated to property and equipment, $16 allocated to other intangible assets and $13 allocated to goodwill.
Other intangible assets primarily consist of customer relationships, which are being amortized on a straight-line basis over their estimated useful life of 10 years.
The pro forma impacts of this acquisition are not material to the Company’s Consolidated Financial Statements.